Employee Benefit Plan - Weighted Average Assumption Used to Determine Benefit Obligation (Detail) - Pension	Feb. 25, 2017	Feb. 27, 2016
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Discount rate	4.21%	4.25%
Rate of compensation increase	2.88%	3.31%